Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment.
Property, plant and equipment

4.Property, plant and equipment

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 30 June 2026
Cost	2,994,895	94,327	1,414	377,920	3,468,556
Accumulated depreciation and impairment charge	(755,245)	(24,777)	(958)	(276,636)	(1,057,616)
Net book value	2,239,650	69,550	456	101,284	2,410,940

				Right-of-use
			Furniture	assets
	Vessels	Dry docking	and fixtures	(Vessels)	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At 31 December 2025
Cost	2,994,896	91,345	1,251	353,426	3,440,918
Accumulated depreciation and impairment charge	(684,835)	(35,441)	(818)	(236,684)	(957,778)
Net book value	2,310,061	55,904	433	116,742	2,483,140
(a)	Vessels with an aggregate carrying amount of US$1,388 million as at 30 June 2026 (31 December 2025: US$1,423 million) are secured on bank borrowings (note 6).
(b)	In H1 2025, the Group derecognized US$138.5 million of right-of-use assets (vessels) cost and accumulated depreciation upon the delivery of two VLGCs, following the exercise of purchase options declared in December 2024 and February 2025 respectively.
(c)	The sale and delivery of BW Cedar was concluded in February 2025, generating US$65.0 million in proceeds and a net book gain of US$32.1 million.